Related Party Transaction (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Related Party Transaction [Abstract]
Schedule of Related Parties	Related Parties
Name of related parties	Relationship with the Company
Siu Ping Lo	Responsible officer of YeeTah
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company
Ouya Properties Group Ltd. (“OPG”)	A company controlled by Huihe Zheng
Tim Shannon	Former Chief Financial Officer(1)

(1)      Tim Shannon resigned as the Chief Financial Officer of the Company effective as of August 5, 2024.

Related Parties
Name of related parties	Relationship with the Company
Siu Ping Lo	Responsible officer of YeeTah
Huihe Zheng	Principal shareholder, Chief Executive Officer and Chairman of the Company
YeeTah Financial Group Co., Ltd. (“YeeTah Financial”)	A company previously controlled by Siu Ping Lo
Ouya Properties Group Ltd. (“OPG”)	A company controlled by Huihe Zheng

Schedule of Due to Related Party Balance	The Company’s due to related party balance is as follows:
	June 30, 2024	March 31, 2024
	US$	US$
Huihe Zheng	1,412,277	1,283,221
Total	1,412,277	1,283,221
The Company’s due to related party balance is as follows:
	March 31, 2024	March 31, 2023
	US$	US$
Huihe Zheng	1,283,221	1,035,730
OPG	—	3,202
YeeTah Financial	—	8,176
Total	1,283,221	1,047,108

Schedule of Subscription Receivable Due from a Stockholder	The Company’s subscription receivable due from a shareholder balance is as follows:
	March 31, 2024	March 31, 2023
	US$	US$
Huihe Zheng	—	48,718